CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred shares, par value, (per share)	$ 0.0001	$ 0.0001
Preferred shares, share authorized	5,000,000	5,000,000
Preferred shares, share issued	0	0
Preferred shares, share outstanding	0	0
Class A ordinary share
Ordinary shares, par value, (per share)	$ 0.0001	$ 0.0001
Ordinary shares, share authorized	500,000,000	500,000,000
Class A ordinary shares subject to possible redemption
Class A ordinary stock subject to possible redemption, outstanding (in shares)	24,300,287	24,300,287
Class A ordinary shares not subject to possible redemption
Ordinary shares, share issued	3,500,000	3,500,000
Ordinary shares, share outstanding	3,500,000	3,500,000
Class B Common Stock
Ordinary shares, par value, (per share)	$ 0.0001	$ 0.0001
Ordinary shares, share authorized	50,000,000	50,000,000
Ordinary shares, share issued	6,950,072	6,950,072
Ordinary shares, share outstanding	6,950,072	6,950,072
Common stock subject to redemption
Class A common stock subject to possible redemption, price per share	$ 10.15	$ 10.00